Consolidated Statement of Other Comprehensive Income - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [LineItems]
Net Income for the fiscal year	$ 290,705,834	$ 429,495,162	$ 1,668,330,980
Foreign currency translation differences from Financial Statements conversion	4,740,681	(37,198,745)	27,955,738
Foreign currency translation differences for the fiscal year	4,740,681	(37,198,745)	27,955,738
Profit or loss from financial instruments measured at fair value through other comprehensive income (FVOCI) (IFRS 9(4.1.2)(a))	7,471,494	(91,591,329)	87,694,280
Profit or loss for the fiscal year from financial instruments at fair value through other comprehensive income (FVOCI)	3,348,713	(131,218,150)	137,341,470
Reclassification for the fiscal year	8,528,384	(14,780,221)	(1,630,113)
Income tax	(4,405,603)	54,407,042	(48,017,077)
Total other comprehensive income / (loss) that will be reclassified to profit or loss for the fiscal year	12,212,175	(128,790,074)	115,650,018
Total other comprehensive income / (loss)	12,212,175	(128,790,074)	115,650,018
Total comprehensive income for the fiscal year	302,918,009	300,705,088	1,783,980,998
Total comprehensive income attributable to controlling interests	301,706,855	299,403,918	1,782,976,245
Total comprehensive income attributable to non-controlling interests	$ 1,211,154	$ 1,301,170	$ 1,004,753